ORDINARY SHARES AND STATUTORY RESERVE (Ordinary Shares) (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands				1 Months Ended			12 Months Ended
	Apr. 03, 2014 shares	Dec. 10, 2013 shares	Apr. 09, 2013 CNY (¥) ¥ / shares shares	May 31, 2016 CNY (¥)	Dec. 16, 2008 shares	Jan. 16, 2004 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2016 $ / shares shares	Mar. 07, 2016 $ / shares	Dec. 31, 2015 $ / shares	Dec. 31, 2014 $ / shares shares	Apr. 30, 2014 $ / shares	Feb. 27, 2014 $ / shares shares	Dec. 31, 2013 shares	Dec. 15, 2008 shares	Oct. 08, 2003 USD ($) $ / shares shares
Class of Stock [Line Items]
Authorized share capital | $																		$ 150
Conversion ratio					10
Ordinary shares authorized | shares					90,000,000										1,000,000,000		9,000,000	90,000,000
Ordinary shares, par value | $ / shares															$ 0.001			$ 0.001
Ordinary shares issued | shares					13,580,000												1,358,000
Ordinary shares outstanding | shares					13,580,000												1,358,000
Preferred shares authorized | shares					60,000,000												6,000,000	60,000,000
Preferred shares, par value | $ / shares																		$ 0.001
Preferred shares issued | shares					15,891,250												1,589,125
Preferred shares outstanding | shares					15,891,250												1,589,125
Value of shares issued in IPO									¥ 567,360
Value of shares issued in Private Placement									83,052
Stock issuance costs									24,801
Share price | $ / shares													$ 8.60
Reclassification of the balances between additional paid-in capital and accumulated deficit
Ordinary shares issued upon exercise of share options and vesting of non-vested shares | shares							2,106,043	3,015,872	1,786,449
Total consideration of Shares repurchased							¥ 44,406	¥ 49,355
Dividends Payable, Amount Per Share | $ / shares											$ 0.15
Dividends, Common Stock, Cash				¥ 54,026
Techedu Limited [Member]
Class of Stock [Line Items]
Interest rate			19.00%
Term			30 months
Long-term Debt			¥ 31,320
Ordinary Shares [Member]
Class of Stock [Line Items]
Value of shares issued in IPO									¥ 71
Value of shares issued in Private Placement									9
Ordinary Shares [Member] | GF Tarena Limited [Member]
Class of Stock [Line Items]
Shares issued during period | shares			916,848
Value of shares issued during period			¥ 25,056
Share price | ¥ / shares			¥ 27.33
Additional Paid-in Capital [Member]
Class of Stock [Line Items]
Value of shares issued in IPO									567,289
Value of shares issued in Private Placement									83,043
Reclassification of the balances between additional paid-in capital and accumulated deficit									(526,457)
Total consideration of Shares repurchased
Retained Earnings (Accumulated Deficit) [Member]
Class of Stock [Line Items]
Value of shares issued in IPO
Value of shares issued in Private Placement
Reclassification of the balances between additional paid-in capital and accumulated deficit									526,457
Total consideration of Shares repurchased
Treasury Shares [Member]
Class of Stock [Line Items]
Value of shares issued in IPO
Value of shares issued in Private Placement
Reclassification of the balances between additional paid-in capital and accumulated deficit
Share repurchase plan, authorized amount								¥ 133,556
Shares repurchased | shares							648,867	926,113
Total consideration of Shares repurchased							¥ 44,406	¥ 49,355
Class A [Member]
Class of Stock [Line Items]
Ordinary shares authorized | shares								860,000,000		860,000,000					860,000,000
Ordinary shares, par value | $ / shares										$ 0.001		$ 0.001
Ordinary shares issued | shares								44,914,538		48,735,228
Ordinary shares outstanding | shares								43,988,425		47,160,248
Conversion of Class B ordinary shares into shares | shares							1,679,647	18,158,128	8,924,365
Ordinary shares issued upon exercise of share options and vesting of non-vested shares | shares							2,141,043	3,043,652	1,788,393
Class A [Member] | Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary shares, par value | $ / shares													$ 0.001
Ordinary shares issued | shares								44,914,538		48,735,228			23,712,758
Shares issued during period | shares									11,500,000
Value of shares issued in IPO									¥ 71
Shares issued in Private Placement | shares									1,500,000
Value of shares issued in Private Placement									¥ 9
Conversion of convertible redeemable preferred shares to ordinary shares, shares | shares
Share price | $ / shares													$ 9.00
Reclassification of the balances between additional paid-in capital and accumulated deficit
Total consideration of Shares repurchased
Class A [Member] | Ordinary Shares [Member] | New Oriental Education Technology Group Inc. [Member]
Class of Stock [Line Items]
Ordinary shares, par value | $ / shares														$ 0.001
Shares issued in Private Placement | shares									1,500,000
Share price | $ / shares													$ 9.00
Class B [Member]
Class of Stock [Line Items]
Ordinary shares authorized | shares								40,000,000		40,000,000					40,000,000
Ordinary shares, par value | $ / shares										$ 0.001		$ 0.001
Ordinary shares issued | shares								10,574,896		8,895,249
Ordinary shares outstanding | shares								10,574,896		8,895,249
Class B [Member] | Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary shares issued | shares								10,574,896		8,895,249			28,733,024			12,226,558
Value of shares issued in IPO
Shares issued in Private Placement | shares
Value of shares issued in Private Placement
Conversion of convertible redeemable preferred shares to ordinary shares, shares | shares	25,430,831
Reclassification of the balances between additional paid-in capital and accumulated deficit
Total consideration of Shares repurchased
Reserved Shares [Member]
Class of Stock [Line Items]
Ordinary shares authorized | shares															100,000,000
Series A [Member]
Class of Stock [Line Items]
Shares issued during period | shares						8,571,430
Value of shares issued during period						¥ 4,138
Share price | ¥ / shares						¥ 0.48
Series A [Member] | Techedu Limited [Member]
Class of Stock [Line Items]
Shares issued during period | shares			1,146,059
Value of shares issued during period			¥ 31,320
Conversion of convertible redeemable preferred shares to ordinary shares, shares | shares		1,146,059
Share price | ¥ / shares			¥ 27.33
Series A [Member] | GF Tarena Limited [Member]
Class of Stock [Line Items]
Shares issued during period | shares			229,212
Value of shares issued during period			¥ 6,264
Conversion of convertible redeemable preferred shares to ordinary shares, shares | shares		229,212